The Tocqueville Opportunity Fund
Schedule of Investments as of January 31, 2021
(Unaudited)
	Shares		Value
Common Stocks - 100.1%
Capital Goods - 4.8%
Builders FirstSource, Inc. (a)	15,000		$573,750
Dover Corp.	2,000		232,980
HEICO Corp.	3,843		452,475
Hubbell, Inc.	2,500		389,000
IDEX Corp.	2,500		465,475
Lennox International, Inc.	1,300		358,137
Masco Corp.	11,000		597,410
Nordson Corp.	2,000		357,980
Plug Power, Inc. (a)	15,000		947,550
Rockwell Automation, Inc.	1,700		422,501
			4,797,258
Commercial & Professional Services - 6.2%
Cintas Corp.	3,000		954,360
Copart, Inc. (a)	7,000		768,250
CoStar Group, Inc. (a)	1,000		899,710
Equifax, Inc.	2,500		442,775
Exponent, Inc.	5,000		412,900
TransUnion	8,500		739,840
Verisk Analytics, Inc.	7,000		1,284,500
Waste Connections, Inc. (b)	7,000		689,570
			6,191,905
Consumer Durables & Apparel - 0.4%
Lululemon Athletica, Inc. (a)	1,200		394,416
Consumer Services - 1.2%
Bright Horizons Family Solutions, Inc. (a)	3,500		531,895
Brinker International, Inc.	6,000		353,280
DraftKings, Inc. - Class A (a)	5,000		270,550
Restaurant Brands International LP	37		2,141
			1,157,866
Diversified Financials - 2.8%
MarketAxess Holdings, Inc.	1,250		675,950
MSCI, Inc.	2,000		790,600
S&P Global, Inc.	2,500		792,500
Tradeweb Markets, Inc. - Class A	9,000		547,110
			2,806,160
Health Care Equipment & Services - 8.8%
Chemed Corp.	750		388,425
DexCom, Inc. (a)	7,000		2,623,950
IDEXX Laboratories, Inc. (a)	2,800		1,340,304
Insulet Corp. (a)	6,000		1,603,080
Intuitive Surgical, Inc. (a)	650		485,966
Masimo Corp. (a)	1,500		383,880
Tandem Diabetes Care, Inc. (a)	4,500		416,925
Veeva Systems, Inc. - Class A (a)	5,500		1,520,420
			8,762,950
Materials - 1.3%
Danimer Scientific, Inc. (a)	30,000		1,275,000
Media & Entertainment - 3.0%
Pinterest, Inc. - Class A (a)	27,000		1,849,770
Roku, Inc. (a)	2,000		778,060
Skillz, Inc. (a)	12,000		331,440
			2,959,270
Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
Acceleron Pharma, Inc. (a)	2,000		231,060
Avantor, Inc. (a)	12,000		353,880
Bio-Techne Corp.	1,200		389,892
Charles River Laboratories International, Inc. (a)	2,400		621,720
Elanco Animal Health, Inc. (a)	10,000		290,300
Genmab A/S (a)(b)	3,000		1,199,295
Invitae Corp. (a)	9,000		445,680
Iovance Biotherapeutics, Inc. (a)	43,000		1,885,120
Mirati Therapeutics, Inc. (a)	2,000		410,660
Neurocrine Biosciences, Inc. (a)	7,500		823,125
Pacira BioSciences, Inc. (a)	5,000		330,400
Seagen, Inc. (a)	2,500		410,675
			7,391,807
Retailing - 2.2%
Pool Corp.	2,750		973,995
RH (a)	2,500		1,188,400
			2,162,395
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
Northern Star Acquisition Corp. (a)	20,000		273,600
Switchback Energy Acquisition Corp. - Class A (a)	4,500		171,270
			444,870
Software & Services - 60.7%
ANSYS, Inc. (a)	1,500		531,555
Aspen Technology, Inc. (a)	2,000		267,800
Atlassian Corp. PLC - Class A (a)(b)	3,500		808,955
Avalara, Inc. (a)	5,000		750,000
Booz Allen Hamilton Holding Corp.	6,500		553,605
Cadence Design Systems, Inc. (a)	5,000		651,950
Coupa Software, Inc. (a)	15,500		4,802,985
EPAM Systems, Inc. (a)	2,000		688,860
Fair Isaac Corp. (a)	1,500		675,165
Fastly, Inc. - Class A (a)	5,000		546,750
Fidelity National Information Services, Inc.	10,786		1,331,639
Fiserv, Inc. (a)	14,875		1,527,514
Fortinet, Inc. (a)	4,500		651,375
Global Payments, Inc.	12,531		2,211,972
MongoDB, Inc. (a)	2,500		924,025
Okta, Inc. (a)	21,000		5,439,210
Paycom Software, Inc. (a)	9,800		3,721,452
Paylocity Holding Corp. (a)	22,500		4,217,850
ServiceNow, Inc. (a)	17,000		9,233,720
Shopify, Inc. - Class A (a)(b)	8,500		9,338,015
Splunk, Inc. (a)	9,000		1,485,270
Twilio, Inc. - Class A (a)	9,500		3,414,585
Tyler Technologies, Inc. (a)	1,000		422,790
Workday, Inc. - Class A (a)	17,000		3,868,010
Zendesk, Inc. (a)	16,000		2,307,840
			60,372,892
Technology Hardware & Equipment - 0.6%
PAR Technology Corp. (a)	10,000		622,600
Transportation - 0.2%
Saia, Inc. (a)	1,200		212,100
Total Common Stocks (Cost $35,314,779)			99,551,489

Real Estate Investment Trust - 0.4%
Real Estate - 0.4%
Host Hotels & Resorts, Inc.	30,000		406,500
Total Real Estate Investment Trust (Cost $404,853)			406,500

		Notional
Purchased Call Options - 0.0%	Contracts	Amount
Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
Sarepta Therapeutics, Inc.
Expiration: February 2021, Exercise Price $250.00 (a)	50	1,250,000	125
Software & Services - 0.0%
Global Payments, Inc.
Expiration: February 2021, Exercise Price $220.00 (a)	300	6,600,000	12,000
Total Purchased Call Options (Cost $122,787)			12,125

Short-Term Investment - 0.0%	Shares
Money Market Fund - 0.0%
STIT - Treasury Portfolio - Institutional Class, 0.010% (c)	39		39
Total Short-Term Investment (Cost $39)			39

Total Investments (Cost $35,842,458) - 100.5%			99,970,153
Liabilities in Excess of Other Assets - (0.5)%			(524,509)
Total Net Assets - 100.0%			$99,445,644

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued Security. Foreign Concentration (including ADR's) was as follows: Canada 10.1%; Denmark 1.2%; United Kingdom 0.8%.
(c)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

1) Fair Valuation Measurements (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

     When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities. In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale. With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The following is a summary of the inputs used, as of January 31, 2021, involving the Funds' assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The Tocqueville Opportunity Fund*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$99,551,489	$-	$-	$99,551,489
Real Estate Investment Trust (REIT)	406,500	-	-	406,500
Purchased Call Option	12,000	125	-	12,125

Money Market Fund	39	-	-	39

Total Assets	$99,970,028	$125	$-	$99,970,153

* For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.

      The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.